3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (m) Leases (Policies)	12 Months Ended
Jan. 31, 2020
Policies
(m) Leases

(m)Leases

Leases in terms of which the Company assumed substantially all the risks and rewards of ownership were classified as finance leases.  Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments.  Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.  Leases in terms of which the Company does not assume substantially all the risks and rewards of ownership were classified as operating leases, which were recognised as an expense on a straight-line basis over the lease term.

For the fiscal year ended January 31, 2020, the Company held a twelve month rental lease for the office premises space.  As the rental was classified as an operating lease in the prior fiscal years and the Company does not assume substantially all the risks and rewards of ownership of the asset, the Company has decided that it is appropriate to treat the office rental contract on a straight-line expense basis over the contract term.  The payments made under the rental contract were a total of $78,558 (2019 - $74,991) for the fiscal year.  This amount shows on the Statement of Comprehensive Loss as Office Rent.

Another 12 month rental agreement for the office space has been signed for the fiscal year ending January 31, 2021.  The payments for the rental amount to a total of $87,928 for the fiscal year.  This amount will show on the Statement of Comprehensive Loss as Office Rent.